SHARE-BASED COMPENSATION (TABLES)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
Schedule of share option grant valuation assumptions

        Valuation Assumptions:    The Company estimated the fair value of share options using Black-Scholes Option Pricing valuation model. The fair value of each option grant is estimated on the date of grant with the following assumptions:

	Years ended December 31,
	2010	2011	2012
Expected volatility	64.5% - 65.5%	-	58.8% - 60.3%
Risk-free interest rate	1.62% - 2.43%	-	1.17% - 1.27%
Dividend yield	0.00%	-	0.00%
Expected term (in years)	3.2 - 3.5	-	3.5
Weighted average fair value of the underlying shares on the date of option grants (US$)	0.27	-	0.03

Schedule of share options activities

        The following table summarizes the Group's share options activities for the years ended December 31, 2010, 2011 and 2012:

		Share options Outstanding
	Share options available	Number of Share options	Weighted Average Exercise Price (US$)
Balance as of December 31, 2008	10,576,880	41,900,000	0.12

Share options granted	(3,400,000)	3,400,000	0.32
Share options cancelled/forfeited	1,500,000	(1,500,000)	0.11

Balance as of December 31, 2009	8,676,880	43,800,000	0.13

Share options granted	(5,250,000)	5,250,000	0.27
Share options cancelled/forfeited	2,150,000	(2,150,000)	0.14
Share options exercised	-	(3,599,143)	0.11

Balance as of December 31, 2010	5,576,880	43,300,857	0.15

Share options granted	-	-	-
Share options cancelled/forfeited	1,840,536	(1,840,536)	0.18
Share options exercised	-	(977,582)	0.09

Balance as of December 31, 2011	7,417,416	40,482,739	0.15
Share options granted	(900,000)	900,000	0.03
Share options cancelled/forfeited	2,300,000	(2,300,000)	0.14
Balance as of December 31, 2012	8,817,416	39,082,739	0.02

Schedule of weighted average remaining contractual life and exercise price for the share options outstanding and exercisable

2011.The following table summarizes the weighted average remaining contractual life and exercise price for the share options outstanding and exercisable as of December 31, 2012:

	Share options Outstanding			Share options Exercisable
Range of Exercise Prices (US$)	Number of options outstanding	Weighted Average Remaining Contractual Life (In years)	Weighted Average Exercise Price (US$)	Number of options outstanding	Weighted Average Remaining Contractual Life (In years)	Weighted Average Exercise Price US($)
$0.023	22,182,739	4.52	0.02	21,816,073	4.52	0.02
$0.025	16,000,000	4.52	0.03	15,950,000	4.52	0.02
$0.026	400,000	4.81	0.03	-	-	-
$0.034	500,000	4.67	0.03	-	-	-

	39,082,739	4.53	0.02	37,766,073	4.52	0.02